Schedule of Investments (unaudited)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	$27	$26,135
Aerospace & Defense — 0.9%
Boeing Co. (The), 3.20%, 03/01/29	110	104,736
General Dynamics Corp., 3.63%, 04/01/30(b)	60	58,261
Hexcel Corp., 4.20%, 02/15/27	90	89,061
RTX Corp., 6.00%, 03/15/31	10	10,689
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	16	16,923
9.75%, 11/15/30(a)	70	77,099
TransDigm Inc.
4.88%, 05/01/29	13	12,753
6.38%, 03/01/29(a)	26	26,615
6.38%, 05/31/33(a)	125	125,774
6.75%, 08/15/28(a)	64	65,310
6.88%, 12/15/30(a)	52	53,891
7.13%, 12/01/31(a)	90	93,737
		734,849
Agriculture — 2.9%
Altria Group Inc.
2.45%, 02/04/32	320	275,439
4.40%, 02/14/26(b)	55	54,862
4.88%, 02/04/28	77	77,701
5.63%, 02/06/35	120	122,020
6.20%, 11/01/28	310	325,404
6.88%, 11/01/33	60	66,757
BAT Capital Corp.
2.26%, 03/25/28	100	94,444
5.63%, 08/15/35	20	20,317
5.83%, 02/20/31	120	125,729
6.00%, 02/20/34	10	10,523
6.34%, 08/02/30	60	64,248
6.42%, 08/02/33	160	173,506
BAT International Finance PLC, 5.93%, 02/02/29	100	104,459
Philip Morris International Inc.
1.75%, 11/01/30	340	295,413
4.88%, 02/13/29	215	217,799
5.25%, 02/13/34	40	40,495
5.38%, 02/15/33	90	92,438
5.50%, 09/07/30	40	41,664
5.75%, 11/17/32	150	157,372
Turning Point Brands Inc., 7.63%, 03/15/32(a)	36	37,675
		2,398,265
Airlines — 0.3%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	65	66,306
8.50%, 05/15/29(a)(b)	67	70,016
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	84	81,240
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28(a)(b)	19	19,522
		237,084
Apparel — 0.4%
Ralph Lauren Corp., 5.00%, 06/15/32	100	101,264
Tapestry Inc.
3.05%, 03/15/32	25	22,266
4.13%, 07/15/27	50	49,607
5.10%, 03/11/30	95	96,219
Under Armour Inc., 7.25%, 07/15/30(a)	44	45,058
Security	Par (000)	Value
Apparel (continued)
VF Corp., 6.45%, 11/01/37	$25	$22,399
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	33	29,733
		366,546
Auto Manufacturers — 1.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	135	128,697
General Motors Financial Co. Inc.
2.40%, 04/10/28	150	141,598
2.40%, 10/15/28(b)	100	93,334
3.85%, 01/05/28	50	48,995
5.80%, 01/07/29	40	41,228
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	24	23,602
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	30	30,635
New Flyer Holdings Inc., 9.25%, 07/01/30(a)(b)	105	111,722
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/26(a)	17	17,247
Nissan Motor Co. Ltd.
7.50%, 07/17/30(a)	100	103,232
7.75%, 07/17/32(a)	60	61,992
8.13%, 07/17/35(a)	25	26,261
		828,543
Auto Parts & Equipment — 0.4%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	138	143,442
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(c)	15	15,006
7.75%, 11/15/30, (7.75 % in Cash and 8.5 % in PIK)(a)(c)	39	40,111
Lear Corp., 3.80%, 09/15/27	33	32,479
Phinia Inc.
6.63%, 10/15/32(a)	26	26,478
6.75%, 04/15/29(a)	46	47,346
ZF North America Capital Inc., 7.13%, 04/14/30(a)	20	19,373
		324,235
Banks — 18.2%
Banco Santander SA, 6.92%, 08/08/33	200	217,868
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	450	437,606
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	125	114,114
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	10	9,714
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	225	201,757
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	150	148,870
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(d)	45	44,398
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(d)	20	19,907
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	35	35,313
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	83	85,116
5.74%, 02/12/36, (1-day SOFR + 1.697%)(d)	140	142,450
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	14	14,541
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	220	228,298
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(b)	103	99,799
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	40	40,176
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	150	150,888
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	25	25,414

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 07/17/26	$100	$101,091
Citibank NA, 4.88%, 11/19/27, (1-day SOFR + 0.712%)(d)	45	45,183
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	120	106,235
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	210	190,434
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	30	28,012
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	200	197,943
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	150	146,800
4.41%, 03/31/31, (1-day SOFR + 3.914%)(d)	500	494,198
4.64%, 05/07/28, (1-day SOFR + 1.143%)(d)	70	70,066
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	50	53,867
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	155	149,557
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	70	73,580
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	15	15,035
12.00%, 10/01/28(a)	14	14,968
12.25%, 10/01/30(a)	15	16,605
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	50	49,022
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	300	290,559
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	340	296,935
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	45	40,052
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	70	61,639
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	110	108,336
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(d)	55	54,604
4.69%, 10/23/30, (1-day SOFR + 1.135%)(d)	45	44,951
5.22%, 04/23/31, (1-day SOFR + 1.580%)(d)	150	153,412
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	35	35,327
HSBC Holdings PLC
5.13%, 03/03/31, (1-day SOFR + 1.290%)(d)	200	202,590
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	450	455,305
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	450	459,429
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	250	257,141
ING Groep NV, 5.53%, 03/25/36, (1-day SOFR + 1.610%)(d)	230	234,127
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(d)	315	311,557
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(d)	90	77,850
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(d)	49	43,733
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	45	40,415
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(d)	25	24,299
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(d)	30	29,797
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(d)	50	49,944
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(d)	50	49,852
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	90	88,842
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	150	151,179
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	75	75,451
4.92%, 01/24/29, (1-day SOFR + 0.800%)(d)	96	97,006
4.95%, 10/22/35, (1-day SOFR + 1.340%)(d)	30	29,652
4.98%, 07/22/28, (1-day SOFR + 0.930%)(d)	40	40,386
Security	Par (000)	Value
Banks (continued)
5.00%, 07/22/30, (1-day SOFR +1.125%)(d)	$25	$25,431
5.10%, 04/22/31, (1-day SOFR + 1.435%)(d)	170	173,842
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	30	30,384
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	355	363,508
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	71	72,849
5.58%, 07/23/36(d)	90	91,164
Lloyds Banking Group PLC
4.55%, 08/16/28	86	86,095
4.72%, 08/11/26, (1-year CMT + 1.750%)(d)	200	199,983
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	100	105,117
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)(d)	215	232,561
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	500	499,823
4.70%, 01/27/28	70	70,391
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	200	194,078
Mizuho Financial Group Inc., 5.42%, 05/13/36, (1-year CMT + 0.980%)(d)	200	202,609
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(d)	145	143,095
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	63	53,898
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	200	173,339
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	279	244,044
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	43	39,624
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	140	125,051
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	85	83,600
3.88%, 01/27/26(b)	100	99,610
4.21%, 04/20/28, (1-day SOFR + 1.610%)(d)	25	24,890
5.19%, 04/17/31, (1-day SOFR + 1.510%)(d)	232	236,963
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	205	208,288
5.59%, 01/18/36, (1-day SOFR + 1.418%)(d)	30	30,801
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	80	82,717
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29	100	97,021
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	60	58,468
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(d)	330	330,041
5.22%, 01/29/31, (1-day SOFR + 1.072%)(d)	75	76,866
5.37%, 07/21/36, (1-day SOFR + 1.060%)(d)	40	40,400
5.40%, 07/23/35, (1-day SOFR + 1.599%)(d)	46	46,798
Royal Bank of Canada
2.05%, 01/21/27	100	96,843
4.97%, 01/24/29, (1-day SOFR + 0.830%)(d)	120	121,344
5.20%, 08/01/28	170	174,182
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	289,651
4.69%, 09/15/27	120	120,741
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)(d)	292	285,972
4.87%, 01/26/29, (1-day SOFR + 1.435%)(d)	70	70,629
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	170	169,863
U.S. Bancorp
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	25	25,122
5.10%, 07/23/30, (1-day SOFR + 1.250%)(d)	9	9,184
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	50	51,326
5.42%, 02/12/36, (1-day SOFR + 1.411%)(b)(d)	130	132,177
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	75	77,604
Series X, 3.15%, 04/27/27	100	98,098

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	$60	$55,036
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	540	533,646
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	55	54,631
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	68	69,397
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	85	85,198
5.24%, 01/24/31, (1-day SOFR + 1.110%)(d)	295	301,992
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	55	56,256
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	150	153,654
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	100	103,112
Series B, 7.95%, 11/15/29	30	33,297
		15,285,499
Beverages — 0.9%
Coca-Cola Co. (The), 5.00%, 05/13/34	40	40,978
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	200	185,761
Constellation Brands Inc.
3.70%, 12/06/26(b)	85	84,103
4.35%, 05/09/27	50	49,845
Diageo Capital PLC
2.13%, 04/29/32	200	170,205
5.30%, 10/24/27	200	204,097
		734,989
Biotechnology — 0.3%
Amgen Inc., 3.35%, 02/22/32	30	27,719
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	240	208,392
		236,111
Building Materials — 0.6%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	10	10,617
Builders FirstSource Inc.
6.38%, 06/15/32(a)	24	24,546
6.38%, 03/01/34(a)	19	19,278
CRH America Finance Inc., 5.40%, 05/21/34	200	203,852
Eagle Materials Inc., 2.50%, 07/01/31	123	108,688
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	47	46,852
8.88%, 11/15/31(a)	35	36,849
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	35	34,572
		485,254
Chemicals — 0.3%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	67	66,618
INEOS Finance PLC, 7.50%, 04/15/29(a)	31	30,890
LYB International Finance II BV, 3.50%, 03/02/27	90	88,418
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	16	17,224
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	83	80,687
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	12	12,378
		296,215
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29(a)	12	10,968
Commercial Services — 2.2%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	22	21,059
4.88%, 07/15/32(a)(b)	53	50,476
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	68	67,175
Security	Par (000)	Value
Commercial Services (continued)
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	$20	$18,996
Automatic Data Processing Inc., 4.75%, 05/08/32(b)	120	121,258
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(a)	22	22,460
8.25%, 01/15/30(a)	21	21,625
8.38%, 06/15/32(a)	37	38,162
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	10	10,095
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35	37,004
Cintas Corp. No. 2
3.70%, 04/01/27	14	13,860
4.00%, 05/01/32	110	106,094
Deluxe Corp.
8.00%, 06/01/29(a)(b)	39	37,436
8.13%, 09/15/29(a)	12	12,325
Equifax Inc., 4.80%, 09/15/29	115	115,744
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	10	10,543
GEO Group Inc. (The)
8.63%, 04/15/29	80	84,852
10.25%, 04/15/31	83	91,303
Global Payments Inc., 1.20%, 03/01/26	100	97,943
Hertz Corp. (The), 12.63%, 07/15/29(a)	63	65,852
Quanta Services Inc., 2.90%, 10/01/30	244	224,396
S&P Global Inc.
2.90%, 03/01/32	245	221,327
2.95%, 01/22/27	105	102,967
TriNet Group Inc., 7.13%, 08/15/31(a)	26	26,775
Upbound Group Inc., 6.38%, 02/15/29(a)	48	46,794
Verisk Analytics Inc.
4.13%, 03/15/29(b)	150	148,795
5.75%, 04/01/33	50	52,332
VT Topco Inc., 8.50%, 08/15/30(a)	10	10,647
		1,878,295
Computers — 1.6%
Accenture Capital Inc., 4.50%, 10/04/34	10	9,674
Amdocs Ltd., 2.54%, 06/15/30	213	192,245
CACI International Inc., 6.38%, 06/15/33(a)	38	38,897
CGI Inc., 4.95%, 03/14/30(a)	135	136,653
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100	102,081
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	72	76,318
Fortinet Inc., 2.20%, 03/15/31	32	28,127
International Business Machines Corp.
1.70%, 05/15/27	150	143,332
4.15%, 07/27/27	270	269,688
Leidos Inc., 2.30%, 02/15/31	85	74,451
NCR Atleos Corp., 9.50%, 04/01/29(a)	53	57,433
NetApp Inc., 5.70%, 03/17/35	72	73,620
Seagate Data Storage Technology Pte Ltd.
5.88%, 07/15/30(a)	5	5,064
8.25%, 12/15/29(a)(b)	49	52,228
9.63%, 12/01/32(a)	100	112,409
		1,372,220
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	100	92,030
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	183	177,603
Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	200	203,037

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	$53	$52,642
6.70%, 02/14/33(b)	29	30,104
American Express Co.
4.05%, 05/03/29	38	37,802
4.73%, 04/25/29, (1-day SOFR + 1.260%)(d)	30	30,255
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	155	156,046
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	140	146,019
Ameriprise Financial Inc., 5.70%, 12/15/28	120	124,855
Blue Owl Finance LLC
4.38%, 02/15/32	35	32,784
6.25%, 04/18/34	75	77,295
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	180,180
Brookfield Finance Inc., 4.35%, 04/15/30	193	190,544
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	31	30,850
6.88%, 04/15/30(a)	25	24,948
9.25%, 07/01/31(a)	96	101,544
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(d)	25	21,285
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	50	47,755
3.75%, 03/09/27(b)	20	19,786
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	75	77,052
5.47%, 02/01/29, (1-day SOFR + 2.080%)(d)	270	275,616
5.70%, 02/01/30, (1-day SOFR + 1.905%)(d)	50	51,587
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	150	154,953
6.05%, 02/01/35, (1-day SOFR + 2.260%)(d)	40	41,643
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	132	137,843
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	160	164,772
Cboe Global Markets Inc., 1.63%, 12/15/30	110	95,369
Charles Schwab Corp. (The)
1.65%, 03/11/31	12	10,260
1.95%, 12/01/31	42	35,800
2.45%, 03/03/27(b)	200	194,278
2.90%, 03/03/32	2	1,796
3.20%, 01/25/28	2	1,951
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	118	121,916
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	73	77,368
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	78	82,314
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	155	145,938
3.63%, 10/01/31(a)(b)	6	5,372
Credit Acceptance Corp.
6.63%, 03/15/30(a)	15	15,194
9.25%, 12/15/28(a)	82	86,735
Enova International Inc., 9.13%, 08/01/29(a)	126	132,013
EZCORP Inc., 7.38%, 04/01/32(a)	16	16,667
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	5	5,107
9.13%, 05/15/31(a)	15	15,594
9.25%, 02/01/29(a)	20	20,913
GGAM Finance Ltd., 8.00%, 02/15/27(a)	15	15,454
goeasy Ltd.
7.38%, 10/01/30(a)	15	15,292
7.63%, 07/01/29(a)	63	64,882
9.25%, 12/01/28(a)	81	85,722
Series 144*, 6.88%, 05/15/30(a)(b)	23	23,103
Intercontinental Exchange Inc., 1.85%, 09/15/32	200	165,706
Jane Street Group/JSG Finance Inc., 6.75%, 05/01/33(a)	20	20,476
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)	12	12,670
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc., 5.65%, 03/15/35	$80	$80,301
Mastercard Inc.
4.55%, 01/15/35	100	97,640
4.95%, 03/15/32(b)	90	92,028
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	27	27,166
5.75%, 11/15/31(a)	40	40,343
6.50%, 08/01/29(a)	15	15,328
7.13%, 02/01/32(a)	90	93,991
OneMain Finance Corp.
6.63%, 05/15/29	15	15,318
6.75%, 03/15/32	48	48,687
7.13%, 11/15/31	42	43,358
7.50%, 05/15/31(b)	98	102,167
7.88%, 03/15/30	66	69,489
9.00%, 01/15/29	15	15,723
Osaic Holdings Inc.
6.75%, 08/01/32(a)	5	5,061
8.00%, 08/01/33(a)	5	5,081
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	12	11,993
PennyMac Financial Services Inc.
5.75%, 09/15/31(a)(b)	22	21,503
6.88%, 05/15/32(a)	31	31,594
6.88%, 02/15/33(a)(b)	24	24,458
7.13%, 11/15/30(a)	10	10,304
7.88%, 12/15/29(a)	92	97,080
Rocket Companies Inc.
6.13%, 08/01/30(a)	10	10,148
6.38%, 08/01/33(a)	15	15,304
SLM Corp., 6.50%, 01/31/30	18	18,696
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	90	91,702
StoneX Group Inc., 7.88%, 03/01/31(a)	101	106,323
Synchrony Financial, 7.25%, 02/02/33	129	135,753
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	8	7,829
5.75%, 06/15/27(a)	28	28,018
UWM Holdings LLC, 6.63%, 02/01/30(a)	59	59,064
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	99	103,015
		5,403,552
Electric — 5.6%
AES Corp. (The)
1.38%, 01/15/26	50	49,200
2.45%, 01/15/31	35	30,931
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	50	43,191
Appalachian Power Co.
4.50%, 08/01/32	20	19,545
5.65%, 04/01/34	45	46,293
Arizona Public Service Co.
2.20%, 12/15/31	15	12,850
5.55%, 08/01/33	10	10,263
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	25	21,265
3.70%, 07/15/30	50	48,295
Black Hills Corp., 3.95%, 01/15/26	50	49,734
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,818
5.40%, 06/01/29	60	61,775

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	$20	$19,998
4.95%, 01/15/30	30	30,526
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	25	22,352
5.38%, 05/15/34	30	30,806
Constellation Energy Generation LLC, 5.80%, 03/01/33	5	5,280
Consumers Energy Co., 3.60%, 08/15/32	30	27,892
Dominion Energy Inc.
Series C, 2.25%, 08/15/31	35	30,402
Series D, 2.85%, 08/15/26	50	49,111
DTE Electric Co.
5.25%, 05/15/35(b)	80	81,289
Series A, 1.90%, 04/01/28	80	75,269
DTE Energy Co.
5.10%, 03/01/29	65	66,125
5.20%, 04/01/30	37	37,818
Series C, 3.40%, 06/15/29	20	19,134
Duke Energy Carolinas LLC, 4.95%, 01/15/33	210	212,912
Duke Energy Corp.
4.50%, 08/15/32(b)	10	9,783
5.75%, 09/15/33	15	15,712
Duke Energy Florida LLC, 2.40%, 12/15/31	40	35,190
Duke Energy Progress LLC, 3.40%, 04/01/32	75	69,659
Entergy Corp.
2.40%, 06/15/31	80	70,217
7.13%, 12/01/54, (5-year CMT + 2.670%)(d)	230	238,553
Entergy Mississippi LLC, 5.00%, 09/01/33	10	10,045
Evergy Kansas Central Inc., 5.90%, 11/15/33	30	31,719
Eversource Energy, 2.90%, 03/01/27	70	68,219
Exelon Corp.
3.35%, 03/15/32	30	27,703
5.45%, 03/15/34(b)	30	30,749
Florida Power & Light Co.
2.45%, 02/03/32	90	79,344
5.30%, 06/15/34	130	133,477
Georgia Power Co., 4.70%, 05/15/32(b)	10	10,008
Interstate Power & Light Co., 5.70%, 10/15/33	20	20,708
Lightning Power LLC, 7.25%, 08/15/32(a)	71	74,284
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	25	24,260
3.70%, 03/15/29	40	39,062
4.15%, 12/15/32	15	14,394
4.95%, 02/07/30	10	10,193
5.60%, 11/13/26	35	35,452
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	50	46,744
3.55%, 05/01/27	84	82,703
4.90%, 03/15/29	15	15,208
5.25%, 03/15/34	45	45,403
5.30%, 03/15/32	20	20,532
NRG Energy Inc.
3.88%, 02/15/32(a)	25	22,834
5.75%, 07/15/29(a)	10	9,986
6.25%, 11/01/34(a)	19	19,252
7.00%, 03/15/33(a)	90	98,720
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	48,089
Pacific Gas and Electric Co.
2.50%, 02/01/31	55	48,045
3.00%, 06/15/28	55	52,268
Security	Par (000)	Value
Electric (continued)
3.25%, 06/01/31	$20	$18,036
4.55%, 07/01/30	40	39,212
6.00%, 08/15/35(b)	10	10,188
PacifiCorp, 5.30%, 02/15/31	35	35,944
PECO Energy Co., 4.90%, 06/15/33	10	10,110
PG&E Corp., 5.00%, 07/01/28	108	105,397
PPL Capital Funding Inc., 4.13%, 04/15/30	80	78,367
Progress Energy Inc., 7.00%, 10/30/31	70	78,340
Public Service Co. of Colorado, 5.35%, 05/15/34	20	20,289
Public Service Co. of New Hampshire
5.35%, 10/01/33	35	36,142
Series V, 2.20%, 06/15/31(b)	20	17,548
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	120	103,953
Public Service Electric & Gas Co.
1.90%, 08/15/31	130	111,816
3.10%, 03/15/32	20	18,252
4.65%, 03/15/33	10	9,913
5.20%, 03/01/34	95	96,779
Public Service Enterprise Group Inc.
1.60%, 08/15/30	20	17,254
5.20%, 04/01/29	70	71,733
Puget Energy Inc., 2.38%, 06/15/28	10	9,397
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32	20	18,041
Sempra
3.40%, 02/01/28	50	48,630
5.50%, 08/01/33(b)	60	61,341
6.88%, 10/01/54, (5-year CMT + 2.789%)(d)	15	15,150
Southern California Edison Co.
2.75%, 02/01/32	50	43,247
2.85%, 08/01/29(b)	25	23,191
5.45%, 06/01/31	45	45,766
Southern Co. (The)
5.11%, 08/01/27	50	50,673
5.20%, 06/15/33(b)	10	10,170
5.70%, 10/15/32	30	31,443
Southwestern Electric Power Co.
5.30%, 04/01/33	20	20,151
Series N, 1.65%, 03/15/26	90	88,393
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	26	27,635
Tampa Electric Co., 5.15%, 03/01/35	45	45,037
Union Electric Co.
2.15%, 03/15/32	50	42,922
2.95%, 06/15/27	40	39,093
Virginia Electric & Power Co.
5.15%, 03/15/35	30	30,136
Series B, 3.75%, 05/15/27	130	128,685
Vistra Operations Co. LLC
6.88%, 04/15/32(a)	134	139,247
7.75%, 10/15/31(a)	50	52,927
WEC Energy Group Inc., 5.60%, 09/12/26	11	11,114
Wisconsin Electric Power Co., 4.75%, 09/30/32(b)	40	40,291
Xcel Energy Inc.
1.75%, 03/15/27	80	76,542
4.60%, 06/01/32	10	9,760
		4,666,844
Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	27	25,606
4.75%, 06/15/28(a)	30	29,196

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
WESCO Distribution Inc., 6.38%, 03/15/33(a)	$15	$15,357
		70,159
Electronics — 0.9%
Avnet Inc., 4.63%, 04/15/26	100	99,788
Honeywell International Inc.
2.50%, 11/01/26	60	58,659
4.50%, 01/15/34	160	155,681
Imola Merger Corp., 4.75%, 05/15/29(a)	42	40,721
Jabil Inc.
1.70%, 04/15/26(b)	165	161,647
5.45%, 02/01/29	95	96,885
Keysight Technologies Inc., 4.95%, 10/15/34	25	24,617
Tyco Electronics Group SA, 5.00%, 05/09/35(b)	140	139,987
		777,985
Engineering & Construction — 0.1%
AECOM, 6.00%, 08/01/33(a)	35	35,283
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	25	22,752
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	18	20,223
		78,258
Entertainment — 0.7%
Light & Wonder International Inc.
7.25%, 11/15/29(a)	20	20,535
7.50%, 09/01/31(a)	20	20,853
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	101	60,600
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(a)	130	129,174
Warnermedia Holdings Inc.
4.05%, 03/15/29(b)	49	46,103
4.28%, 03/15/32	40	33,679
5.05%, 03/15/42	355	237,305
		548,249
Environmental Control — 0.5%
Republic Services Inc.
4.75%, 07/15/30(b)	10	10,151
4.88%, 04/01/29	45	45,841
5.00%, 12/15/33	140	142,146
Waste Connections Inc., 3.50%, 05/01/29	40	39,038
Waste Management Inc., 4.95%, 07/03/31	155	158,538
		395,714
Food — 0.7%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)	10	10,412
Kellanova, 4.30%, 05/15/28	150	150,307
Kroger Co. (The), 5.00%, 09/15/34	45	44,476
Performance Food Group Inc., 6.13%, 09/15/32(a)	27	27,443
Post Holdings Inc.
5.50%, 12/15/29(a)	22	21,813
6.25%, 10/15/34(a)	29	29,031
6.38%, 03/01/33(a)	81	81,162
Sysco Corp.
3.25%, 07/15/27	10	9,782
5.40%, 03/23/35	137	138,884
U.S. Foods Inc.
5.75%, 04/15/33(a)	34	33,761
6.88%, 09/15/28(a)	14	14,413
7.25%, 01/15/32(a)(b)	32	33,342
United Natural Foods Inc., 6.75%, 10/15/28(a)	8	7,966
		602,792
Security	Par (000)	Value
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	$46	$45,728
9.38%, 06/01/28(a)	75	77,223
9.50%, 06/01/30(a)(b)	37	38,848
Atmos Energy Corp., 5.90%, 11/15/33	15	16,043
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	35	35,775
National Fuel Gas Co., 5.95%, 03/15/35	50	51,135
NiSource Inc.
0.95%, 08/15/25	140	139,788
1.70%, 02/15/31	60	51,201
Piedmont Natural Gas Co. Inc., 5.10%, 02/15/35	20	20,041
Southern California Gas Co.
2.95%, 04/15/27	70	68,367
5.20%, 06/01/33	10	10,142
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	15	15,680
Southwest Gas Corp., 4.05%, 03/15/32	35	33,140
		603,111
Health Care - Products — 0.6%
Abbott Laboratories, 1.40%, 06/30/30(b)	20	17,520
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	54	56,439
Embecta Corp., 5.00%, 02/15/30(a)(b)	27	24,486
Insulet Corp., 6.50%, 04/01/33(a)(b)	21	21,597
Smith & Nephew PLC, 5.15%, 03/20/27	100	100,976
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	140	138,944
5.35%, 12/01/28	110	113,061
		473,023
Health Care - Services — 3.4%
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)	20	19,419
Cigna Group (The), 3.40%, 03/01/27	200	196,834
DaVita Inc.
3.75%, 02/15/31(a)	25	22,679
4.63%, 06/01/30(a)	95	90,661
6.88%, 09/01/32(a)(b)	154	158,455
HCA Inc.
3.50%, 09/01/30	260	245,023
5.00%, 03/01/28(b)	45	45,495
5.25%, 03/01/30	200	204,237
5.45%, 04/01/31	151	155,238
5.50%, 03/01/32	80	82,145
5.75%, 03/01/35	180	184,447
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	10	10,549
ICON Investments Six DAC, 5.81%, 05/08/27	450	457,692
LifePoint Health Inc.
9.88%, 08/15/30(a)	10	10,790
11.00%, 10/15/30(a)(b)	15	16,504
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	27	22,222
6.75%, 03/31/31, (6.00 % in Cash and 0.75 % in PIK)(a)(c)	20	15,496
11.50%, 12/31/30, (6.50 % Cash and 5.00 % in PIK)(a)(c)	2	1,473
Quest Diagnostics Inc.
4.60%, 12/15/27(b)	115	115,497
4.63%, 12/15/29	155	155,824
Star Parent Inc., 9.00%, 10/01/30(a)	20	21,050

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services Inc.
1.65%, 09/01/26	$500	$483,044
2.65%, 01/15/32	90	76,214
5.05%, 10/15/34	63	59,902
		2,850,890
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.15%, 07/15/26	88	85,919
2.88%, 06/15/28	185	174,845
5.95%, 07/15/29	65	66,582
Blue Owl Capital Corp., 2.63%, 01/15/27	54	52,021
Blue Owl Capital Corp. III, 3.13%, 04/13/27(b)	100	96,476
FS KKR Capital Corp.
2.63%, 01/15/27	210	201,873
3.13%, 10/12/28	20	18,447
3.40%, 01/15/26	300	297,658
6.88%, 08/15/29(b)	50	51,606
Golub Capital BDC Inc., 2.50%, 08/24/26	20	19,479
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%, 06/15/30(b)	37	35,921
9.75%, 01/15/29(b)	59	59,657
10.00%, 11/15/29(a)(b)	73	73,921
Stena International SA
7.25%, 01/15/31(a)	10	10,158
7.63%, 02/15/31(a)	18	18,542
		1,263,105
Home Builders — 0.9%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	45	40,975
6.25%, 09/15/27(a)	48	47,930
Lennar Corp., 5.00%, 06/15/27(b)	115	115,500
NVR Inc., 3.00%, 05/15/30	195	181,980
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	30	29,121
4.35%, 02/15/28(b)	280	278,694
4.88%, 03/15/27	75	75,163
		769,363
Home Furnishings — 0.1%
Somnigroup International Inc., 3.88%, 10/15/31(a)	37	33,410
Whirlpool Corp., 6.13%, 06/15/30	15	14,965
		48,375
Insurance — 2.8%
Acrisure LLC/Acrisure Finance Inc.
6.00%, 08/01/29(a)	41	39,982
6.75%, 07/01/32(a)	10	10,125
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(a)	20	20,050
7.00%, 01/15/31(a)	15	15,422
Allstate Corp. (The), 5.05%, 06/24/29	70	71,485
Arthur J Gallagher & Co.
2.40%, 11/09/31	190	165,391
4.85%, 12/15/29	100	100,884
5.50%, 03/02/33	40	41,061
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	68	71,090
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	75	77,422
Security	Par (000)	Value
Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31	$180	$158,072
4.20%, 03/17/32	8	7,599
4.50%, 03/15/29(b)	78	77,608
4.60%, 12/23/26	50	50,064
5.55%, 06/23/35	20	20,220
Enstar Group Ltd.
3.10%, 09/01/31	44	38,709
4.95%, 06/01/29(b)	25	25,079
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	50	46,326
5.63%, 08/16/32	100	102,246
5.75%, 05/20/35(a)	36	36,303
6.00%, 12/07/33	116	120,799
Fidelity National Financial Inc., 4.50%, 08/15/28	210	208,955
HUB International Ltd.
7.25%, 06/15/30(a)	15	15,644
7.38%, 01/31/32(a)	15	15,623
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	60	60,060
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37	38,245
Primerica Inc., 2.80%, 11/19/31	105	93,640
Principal Financial Group Inc., 5.38%, 03/15/33	22	22,535
Progressive Corp. (The), 3.20%, 03/26/30	36	34,228
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	17	16,959
Unum Group, 4.00%, 06/15/29	265	259,302
Willis North America Inc., 5.35%, 05/15/33	280	285,557
		2,346,685
Internet — 1.6%
Alphabet Inc., 4.50%, 05/15/35	70	68,709
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)	160	156,798
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	161	157,538
Match Group Holdings II LLC, 5.63%, 02/15/29(a)(b)	34	33,872
Meta Platforms Inc., 3.85%, 08/15/32	185	176,856
Rakuten Group Inc.
9.75%, 04/15/29(a)	104	114,352
11.25%, 02/15/27(a)	98	106,184
Snap Inc., 6.88%, 03/01/33(a)	128	131,178
Uber Technologies Inc., 4.80%, 09/15/34	95	93,289
VeriSign Inc.
2.70%, 06/15/31	130	115,661
5.25%, 06/01/32	50	50,545
Wayfair LLC
7.25%, 10/31/29(a)	70	71,203
7.75%, 09/15/30(a)(b)	58	59,648
		1,335,833
Iron & Steel — 0.9%
Champion Iron Canada Inc., 7.88%, 07/15/32(a)	30	30,674
Reliance Inc.
1.30%, 08/15/25	100	99,853
2.15%, 08/15/30	400	353,932
Steel Dynamics Inc., 3.25%, 01/15/31	284	263,885
		748,344
Leisure Time — 0.3%
Amer Sports Co., 6.75%, 02/16/31(a)	35	36,421
Life Time Inc., 6.00%, 11/15/31(a)	7	7,054
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26(a)	66	66,210
5.63%, 09/30/31(a)	15	15,111

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	$7	$7,110
11.13%, 07/15/30(a)	31	32,727
11.25%, 12/15/27(a)(b)	44	46,325
Viking Cruises Ltd., 9.13%, 07/15/31(a)	13	13,983
		224,941
Lodging — 1.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	47	43,278
5.00%, 06/01/29(a)	34	32,530
Hyatt Hotels Corp.
4.38%, 09/15/28(b)	50	49,599
5.25%, 06/30/29	15	15,255
5.38%, 12/15/31	60	60,700
5.75%, 01/30/27	30	30,500
5.75%, 04/23/30	55	56,747
5.75%, 03/30/32	50	51,266
Las Vegas Sands Corp., 5.90%, 06/01/27	45	45,749
Marriott International Inc./MD
5.00%, 10/15/27	150	151,863
5.55%, 10/15/28	170	175,478
Series HH, 2.85%, 04/15/31	155	140,423
Series X, 4.00%, 04/15/28	50	49,452
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	25	24,550
Station Casinos LLC, 4.63%, 12/01/31(a)	44	41,178
Travel & Leisure Co.
4.50%, 12/01/29(a)	36	34,567
4.63%, 03/01/30(a)	19	18,231
6.63%, 07/31/26(a)	14	14,107
Wynn Macau Ltd., 5.63%, 08/26/28(a)	30	29,666
		1,065,139
Machinery — 1.2%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	125	117,446
IDEX Corp.
2.63%, 06/15/31	140	124,832
3.00%, 05/01/30	290	269,348
John Deere Capital Corp.
2.45%, 01/09/30	50	46,203
4.95%, 07/14/28	300	306,801
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	20	21,212
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/30	30	30,330
5.61%, 03/11/34	60	62,023
		978,195
Manufacturing — 0.5%
3M Co., 2.88%, 10/15/27	50	48,539
Axon Enterprise Inc., 6.25%, 03/15/33(a)(b)	6	6,153
Eaton Corp., 4.35%, 05/18/28	35	35,079
Enpro Inc., 6.13%, 06/01/33(a)	8	8,098
LSB Industries Inc., 6.25%, 10/15/28(a)	13	12,787
Pentair Finance SARL, 4.50%, 07/01/29	65	64,702
Teledyne Technologies Inc., 2.25%, 04/01/28	230	217,830
		393,188
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(a)(b)	67	57,802
4.50%, 05/01/32	76	68,966
4.50%, 06/01/33(a)(b)	12	10,654
Security	Par (000)	Value
Media (continued)
4.75%, 02/01/32(a)	$69	$63,717
6.38%, 09/01/29(a)(b)	40	40,357
7.38%, 03/01/31(a)	119	122,254
Comcast Corp.
2.35%, 01/15/27(b)	25	24,286
3.40%, 04/01/30	200	191,100
CSC Holdings LLC
5.50%, 04/15/27(a)	50	48,412
11.25%, 05/15/28(a)	90	90,452
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	73	72,559
10.00%, 02/15/31(a)	110	106,039
Discovery Communications LLC, 5.00%, 09/20/37	50	36,223
DISH DBS Corp.
5.25%, 12/01/26(a)	34	31,979
7.38%, 07/01/28	12	9,208
DISH Network Corp., 11.75%, 11/15/27(a)	50	52,061
EW Scripps Co. (The), 9.88%, 08/15/30(a)	15	14,907
FactSet Research Systems Inc., 2.90%, 03/01/27	275	268,540
Gray Media Inc., 9.63%, 07/15/32(a)	5	5,048
Gray Television Inc., 10.50%, 07/15/29(a)	29	31,384
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	97	94,257
5.63%, 07/15/27(a)	74	73,872
Paramount Global, 4.20%, 05/19/32	30	27,421
Scripps Escrow II Inc., 3.88%, 01/15/29(a)	90	79,912
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	96	71,170
8.13%, 02/15/33(a)	13	13,295
Sirius XM Radio Inc.
3.88%, 09/01/31(a)(b)	51	45,001
4.13%, 07/01/30(a)(b)	75	68,390
5.50%, 07/01/29(a)	28	27,648
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	15	14,147
TEGNA Inc.
4.63%, 03/15/28	81	79,159
5.00%, 09/15/29(b)	83	79,785
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	100	87,277
		2,107,282
Metal Fabricate & Hardware — 0.0%
Vallourec SACA, 7.50%, 04/15/32(a)	25	26,455
Mining — 0.9%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	10	10,597
BHP Billiton Finance USA Ltd., 5.10%, 09/08/28	150	153,343
Century Aluminum Co., 6.88%, 08/01/32(a)	41	41,408
Compass Minerals International Inc., 8.00%, 07/01/30(a)(b)	68	70,451
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/30(a)	14	14,177
6.13%, 04/15/32(a)(b)	25	25,506
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	64	64,335
Novelis Corp.
4.75%, 01/30/30(a)(b)	83	79,520
6.88%, 01/30/30(a)(b)	30	30,892
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	50	51,562
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,002
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	85	86,234
Taseko Mines Ltd., 8.25%, 05/01/30(a)	130	135,712
		777,739

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	$235	$222,845
3.28%, 12/01/28	213	203,415
4.25%, 04/01/28	100	99,022
5.10%, 03/01/30	285	286,805
		812,087
Oil & Gas — 2.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	20	20,949
California Resources Corp., 8.25%, 06/15/29(a)	141	144,808
Chevron USA Inc., 4.98%, 04/15/35	30	30,230
Chord Energy Corp., 6.75%, 03/15/33(a)(b)	26	26,515
CNX Resources Corp.
6.00%, 01/15/29(a)	27	26,978
7.25%, 03/01/32(a)	66	67,979
7.38%, 01/15/31(a)	34	35,119
Comstock Resources Inc.
5.88%, 01/15/30(a)	29	27,360
6.75%, 03/01/29(a)	82	81,297
ConocoPhillips Co., 5.00%, 01/15/35	95	94,402
CVR Energy Inc., 8.50%, 01/15/29(a)(b)	74	72,704
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	61	63,625
Diamondback Energy Inc.
5.15%, 01/30/30	85	86,557
5.40%, 04/18/34	10	10,032
Expand Energy Corp., 5.70%, 01/15/35	50	50,618
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	82	83,430
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(a)	44	42,247
8.38%, 11/01/33(a)	35	36,558
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	66	68,244
Noble Finance II LLC, 8.00%, 04/15/30(a)	117	119,030
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	40	40,407
8.75%, 06/15/31(a)	59	60,707
Occidental Petroleum Corp., 6.38%, 09/01/28	150	155,432
Permian Resources Operating LLC
7.00%, 01/15/32(a)	60	61,994
8.00%, 04/15/27(a)	23	23,509
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	25	25,586
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	17	17,737
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	21	21,031
Sunoco LP, 7.25%, 05/01/32(a)	52	54,520
Talos Production Inc.
9.00%, 02/01/29(a)	58	59,483
9.38%, 02/01/31(a)(b)	82	83,598
Valaris Ltd., 8.38%, 04/30/30(a)	140	144,494
Valero Energy Corp., 5.15%, 02/15/30	174	177,136
Vermilion Energy Inc., 7.25%, 02/15/33(a)	10	9,451
		2,123,767
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	87	88,308
Tidewater Inc., 9.13%, 07/15/30(a)	13	13,631
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	39	39,870
Weatherford International Ltd., 8.63%, 04/30/30(a)	63	64,735
		206,544
Security	Par (000)	Value
Packaging & Containers — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	$50	$45,531
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	71	70,788
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	25	25,268
9.25%, 04/15/27(a)	39	38,578
Owens-Brockway Glass Container Inc., 7.38%, 06/01/32(a)(b)	34	34,253
Packaging Corp. of America, 5.70%, 12/01/33	115	119,527
		333,945
Pharmaceuticals — 2.3%
1261229 BC Ltd., 10.00%, 04/15/32(a)	40	40,715
AbbVie Inc.
2.95%, 11/21/26(b)	190	186,674
3.20%, 11/21/29	60	57,211
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	15	15,224
Astrazeneca Finance LLC, 1.75%, 05/28/28	200	187,217
Bausch Health Companies Inc., 11.00%, 09/30/28(a)	25	25,685
Cardinal Health Inc.
3.41%, 06/15/27	100	98,199
5.00%, 11/15/29	197	199,882
5.35%, 11/15/34	115	116,267
Cencora Inc.
3.45%, 12/15/27	258	252,297
5.13%, 02/15/34	40	40,126
5.15%, 02/15/35(b)	13	13,023
CVS Health Corp., 7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	60	61,813
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	45	46,591
Eli Lilly & Co.
4.55%, 02/12/28	50	50,488
5.10%, 02/12/35	70	71,182
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	86	91,511
Grifols SA, 4.75%, 10/15/28(a)	58	55,857
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	18	15,094
12.25%, 04/15/29(a)	104	113,429
McKesson Corp., 0.90%, 12/03/25	55	54,294
Merck & Co. Inc., 4.50%, 05/17/33(b)	65	64,440
Zoetis Inc., 2.00%, 05/15/30	100	89,464
		1,946,683
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	20	20,013
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	20	19,236
5.13%, 06/30/27(b)	150	151,096
Cheniere Energy Inc., 5.65%, 04/15/34	101	102,646
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	45	43,990
DCP Midstream Operating LP, 3.25%, 02/15/32(b)	5	4,458
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	11	11,034
7.38%, 06/30/33(a)	16	15,806
8.63%, 03/15/29(a)	132	137,328
Enbridge Inc.
5.63%, 04/05/34	25	25,609
6.00%, 11/15/28	75	78,459

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
4.95%, 06/15/28(b)	$150	$151,573
5.55%, 05/15/34	30	30,249
6.10%, 12/01/28	100	104,594
6.55%, 12/01/33	130	140,300
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	8	8,241
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	15,523
8.00%, 05/15/33	49	50,820
8.25%, 01/15/29	13	13,550
8.88%, 04/15/30	51	53,944
Kinder Morgan Inc.
1.75%, 11/15/26	100	96,556
5.10%, 08/01/29	145	147,664
MPLX LP
1.75%, 03/01/26	140	137,627
2.65%, 08/15/30	542	491,007
4.00%, 03/15/28	300	295,936
4.80%, 02/15/29	51	51,322
ONEOK Inc.
2.20%, 09/15/25(b)	200	199,330
4.55%, 07/15/28	150	150,155
5.65%, 11/01/28	50	51,584
6.35%, 01/15/31	105	111,891
Plains All American Pipeline LP, 5.95%, 06/15/35	35	35,927
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	45	42,928
3.80%, 09/15/30	65	61,931
5.70%, 09/15/34	20	20,298
Prairie Acquiror LP, 9.00%, 08/01/29(a)	15	15,550
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	54	54,959
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	15	15,384
Targa Resources Corp.
4.20%, 02/01/33	45	42,089
5.20%, 07/01/27	150	151,756
5.55%, 08/15/35	84	84,133
6.15%, 03/01/29	140	146,583
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	120	118,696
6.88%, 01/15/29	100	102,181
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	95	97,593
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	69	69,983
8.13%, 06/01/28(a)	27	27,933
8.38%, 06/01/31(a)(b)	25	25,843
9.50%, 02/01/29(a)	75	81,776
9.88%, 02/01/32(a)	54	58,265
Venture Global Plaquemines LNG LLC., 6.75%, 01/15/36(a)	40	41,143
Western Midstream Operating LP
4.05%, 02/01/30	60	57,647
5.45%, 11/15/34	23	22,549
6.15%, 04/01/33	80	83,401
Williams Companies Inc. (The), 5.30%, 08/15/28(b)	100	102,398
		4,472,487
Security	Par (000)	Value
Real Estate — 0.4%
CBRE Services Inc.
5.50%, 04/01/29	$90	$92,740
5.95%, 08/15/34	100	105,359
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	14	14,101
8.88%, 09/01/31(a)(b)	50	53,600
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(a)(e)	11	11,111
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	40	38,163
4.38%, 02/01/31(a)	30	27,652
Newmark Group Inc., 7.50%, 01/12/29	2	2,123
		344,849
Real Estate Investment Trusts — 4.9%
American Homes 4 Rent LP
4.90%, 02/15/29	30	30,281
5.50%, 02/01/34	60	60,984
American Tower Corp.
1.45%, 09/15/26	90	86,924
3.80%, 08/15/29	185	179,575
5.80%, 11/15/28	110	114,149
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	51	48,432
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	43	45,499
Brandywine Operating Partnership LP, 8.88%, 04/12/29	61	65,520
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	55	53,481
Crown Castle Inc.
3.65%, 09/01/27	190	186,548
3.80%, 02/15/28	157	153,849
4.00%, 03/01/27	70	69,385
Diversified Healthcare Trust
4.38%, 03/01/31	37	30,899
4.75%, 02/15/28	96	88,976
ERP Operating LP
3.00%, 07/01/29	15	14,236
4.65%, 09/15/34	35	33,861
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	89	89,870
Host Hotels & Resorts LP, 5.70%, 06/15/32	135	136,958
Hudson Pacific Properties LP
4.65%, 04/01/29(b)	19	16,564
5.95%, 02/15/28	15	14,368
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	80	74,775
Iron Mountain Inc.
5.63%, 07/15/32(a)	103	101,604
7.00%, 02/15/29(a)(b)	59	60,642
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	27	25,777
Mid-America Apartments LP, 1.10%, 09/15/26(b)	110	105,968
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	52	47,703
National Health Investors Inc., 3.00%, 02/01/31	111	98,291
Omega Healthcare Investors Inc.
3.25%, 04/15/33	75	64,718
3.63%, 10/01/29	50	47,450
5.20%, 07/01/30	67	67,202

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	$23	$23,569
Prologis LP, 4.75%, 06/15/33	75	74,451
Realty Income Corp.
2.10%, 03/15/28	100	94,555
4.00%, 07/15/29(b)	20	19,663
4.75%, 02/15/29	70	70,735
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/32(a)	11	11,238
6.50%, 06/15/33(a)	9	9,216
Rithm Capital Corp.
8.00%, 04/01/29(a)	85	86,879
8.00%, 07/15/30(a)	40	40,742
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	23	21,475
Simon Property Group LP
2.45%, 09/13/29	150	139,212
2.65%, 02/01/32	50	44,088
4.75%, 09/26/34	90	87,622
Starwood Property Trust Inc.
6.50%, 10/15/30(a)	23	23,661
7.25%, 04/01/29(a)	56	58,631
Sun Communities Operating LP, 2.70%, 07/15/31	160	141,605
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
6.50%, 02/15/29(a)	22	21,400
10.50%, 02/15/28(a)	25	26,412
Ventas Realty LP, 5.63%, 07/01/34(b)	212	217,804
VICI Properties LP, 4.95%, 02/15/30	425	427,052
Welltower OP LLC
2.05%, 01/15/29	140	129,525
3.10%, 01/15/30	150	141,721
		4,125,745
Retail — 1.7%
Academy Ltd., 6.00%, 11/15/27(a)(b)	16	16,010
Advance Auto Parts Inc.
7.00%, 08/01/30(a)	25	25,129
7.38%, 08/01/33(a)	25	25,114
AutoZone Inc.
4.50%, 02/01/28	60	60,185
5.05%, 07/15/26	60	60,306
5.40%, 07/15/34(b)	75	76,550
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(c)	28	28,861
9.00%, 06/01/30, (13.00% PIK)(a)(c)	62	65,068
9.00%, 06/01/31, (9.00% PIK)(a)(c)	54	64,021
Darden Restaurants Inc.
4.35%, 10/15/27	45	44,921
4.55%, 10/15/29	60	59,699
6.30%, 10/10/33	20	21,300
FirstCash Inc.
4.63%, 09/01/28(a)	30	29,343
5.63%, 01/01/30(a)	54	53,490
6.88%, 03/01/32(a)	81	83,142
Foot Locker Inc., 4.00%, 10/01/29(a)	9	8,491
Gap Inc. (The)
3.63%, 10/01/29(a)	65	59,895
3.88%, 10/01/31(a)	41	36,430
Home Depot Inc. (The), 3.25%, 04/15/32	50	46,083
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)(b)	5	5,287
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc., 3.35%, 04/01/27	$30	$29,495
Macy's Retail Holdings LLC
5.88%, 03/15/30(a)	8	7,901
7.38%, 08/01/33(a)	20	20,074
McDonald's Corp., 4.95%, 08/14/33(b)	40	40,543
Nordstrom Inc.
4.38%, 04/01/30	45	40,999
5.00%, 01/15/44	44	29,808
Patrick Industries Inc., 6.38%, 11/01/32(a)	20	20,004
QXO Building Products Inc., 6.75%, 04/30/32(a)	157	161,736
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	10	10,562
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	17	15,969
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	6	5,160
4.80%, 11/18/44	6	5,881
8.13%, 08/15/29(b)	77	82,702
Walmart Inc., 4.90%, 04/28/35	115	115,821
		1,455,980
Semiconductors — 2.0%
Analog Devices Inc.
1.70%, 10/01/28	40	36,950
2.10%, 10/01/31	100	87,212
Broadcom Inc.
1.95%, 02/15/28(a)	200	188,489
2.60%, 02/15/33(a)	23	19,676
3.15%, 11/15/25	350	348,305
3.42%, 04/15/33(a)	46	41,619
4.00%, 04/15/29(a)	230	226,405
4.15%, 04/15/32(a)	110	105,620
5.05%, 04/15/30	89	90,884
Micron Technology Inc.
5.38%, 04/15/28	270	276,773
5.80%, 01/15/35	165	169,179
Texas Instruments Inc., 5.10%, 05/23/35(b)	70	70,939
		1,662,051
Software — 2.7%
AppLovin Corp.
5.13%, 12/01/29	170	171,955
5.50%, 12/01/34	25	25,290
Autodesk Inc.
2.85%, 01/15/30	40	37,307
5.30%, 06/15/35	20	20,263
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	5	4,241
Cloud Software Group Inc.
8.25%, 06/30/32(a)(b)	46	48,992
9.00%, 09/30/29(a)	71	73,476
CoreWeave Inc.
9.00%, 02/01/31(a)	48	47,916
9.25%, 06/01/30(a)	141	141,717
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	36	37,513
Electronic Arts Inc., 1.85%, 02/15/31	100	86,563
Fiserv Inc.
5.35%, 03/15/31	130	133,619
5.45%, 03/02/28	390	398,533
Intuit Inc.
5.13%, 09/15/28	150	153,914
5.20%, 09/15/33	20	20,598

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp.
1.65%, 03/25/26	$130	$127,459
2.88%, 03/25/31	175	158,645
2.95%, 04/01/30	110	102,352
4.20%, 09/27/29	50	49,414
4.30%, 07/08/34	67	62,910
4.70%, 09/27/34	90	86,436
4.90%, 02/06/33	45	44,843
5.25%, 02/03/32	50	51,060
5.50%, 08/03/35	80	81,102
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	60	59,588
RingCentral Inc., 8.50%, 08/15/30(a)(b)	18	19,192
UKG Inc., 6.88%, 02/01/31(a)	44	45,217
		2,290,115
Telecommunications — 4.8%
AT&T Inc.
1.70%, 03/25/26	250	245,441
4.35%, 03/01/29	60	59,813
Cisco Systems Inc.
4.95%, 02/24/32	70	71,369
5.05%, 02/26/34	30	30,537
CommScope LLC
8.25%, 03/01/27(a)(b)	129	129,069
9.50%, 12/15/31(a)	19	19,990
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	149	150,457
EchoStar Corp., 10.75%, 11/30/29	58	61,117
GCI LLC, 4.75%, 10/15/28(a)(b)	80	77,194
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	60	55,466
6.63%, 08/01/26(b)	15	11,395
Iliad Holding SASU, 8.50%, 04/15/31(a)	20	21,456
Level 3 Financing Inc.
3.88%, 10/15/30(a)	42	36,346
4.00%, 04/15/31(a)(b)	29	25,043
4.25%, 07/01/28(a)(b)	43	39,178
6.88%, 06/30/33(a)	60	60,873
10.75%, 12/15/30(a)	21	23,703
Lumen Technologies Inc.
5.38%, 06/15/29(a)	3	2,688
10.00%, 10/15/32(a)	28	28,544
Motorola Solutions Inc.
2.75%, 05/24/31	190	170,643
4.60%, 05/23/29(b)	67	67,191
5.00%, 04/15/29	175	177,446
5.60%, 06/01/32	230	238,633
Telecom Italia Capital SA
6.00%, 09/30/34(b)	22	21,836
7.20%, 07/18/36(b)	46	48,384
7.72%, 06/04/38	89	95,997
T-Mobile USA Inc.
1.50%, 02/15/26	490	481,789
2.40%, 03/15/29	130	120,856
2.88%, 02/15/31	292	265,448
3.88%, 04/15/30	150	145,495
4.70%, 01/15/35	185	178,720
5.30%, 05/15/35	75	75,520
Verizon Communications Inc.
3.15%, 03/22/30	230	216,899
5.25%, 04/02/35	45	45,090
Security	Par (000)	Value
Telecommunications (continued)
Viasat Inc.
6.50%, 07/15/28(a)	$39	$36,839
7.50%, 05/30/31(a)(b)	143	124,572
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	84	77,660
Vodafone Group PLC
5.13%, 06/04/81, (5-year CMT + 3.073%)(d)	25	19,306
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(d)	50	52,338
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	58	60,767
Zegona Finance PLC, 8.63%, 07/15/29(a)	117	124,628
		3,995,736
Transportation — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	15	15,083
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	28	29,399
		44,482
Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	76	76,023
7.00%, 06/15/32(a)	45	46,641
7.88%, 12/01/30(a)	34	36,058
		158,722
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	35	34,391
5.15%, 03/01/34	5	5,066
Essential Utilities Inc.
2.40%, 05/01/31	5	4,408
5.38%, 01/15/34	15	15,183
		59,048
Total Corporate Bonds & Notes — 93.0% (Cost: $77,108,098)		78,072,303
U.S. Government Agency Obligations
Mortgage-Backed Securities — 30.8%
Federal National Mortgage Association
4.00%, 01/01/57	45	41,341
4.00%, 02/01/57	44	40,962
Government National Mortgage Association
2.00%, 08/15/54(f)	1,075	867,617
2.50%, 08/15/54(f)	1,450	1,219,143
3.00%, 08/15/54(f)	900	786,259
3.50%, 08/15/54(f)	650	583,961
4.00%, 08/15/54(f)	696	640,860
4.50%, 08/15/54(f)	525	498,163
5.00%, 08/15/54(f)	635	619,662
5.50%, 08/15/54(f)	675	673,178
6.00%, 08/15/54(f)	425	430,694
6.50%, 08/15/54(f)	325	333,580
Uniform Mortgage-Backed Securities
1.50%, 08/15/39(f)	452	398,928
2.00%, 08/15/39(f)	1,218	1,105,766
2.00%, 08/15/54(f)	4,780	3,738,368
2.50%, 08/15/39(f)	400	371,326
2.50%, 08/15/54(f)	3,580	2,932,829
3.00%, 08/15/39(f)	430	407,157
3.00%, 08/13/55(f)	1,825	1,561,565
3.50%, 08/15/39(f)	77	73,763
3.50%, 08/15/54(f)	1,325	1,183,527

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/39(f)	$310	$300,878
4.00%, 08/15/54(f)	1,075	991,370
4.50%, 08/15/54(f)	1,058	1,003,506
5.00%, 08/15/54(f)	1,025	997,528
5.50%, 08/15/54(f)	1,500	1,492,059
6.00%, 08/15/54(f)	1,525	1,546,078
6.50%, 08/15/54(f)	950	979,842
		25,819,910
Total U.S. Government Agency Obligations — 30.8% (Cost: $25,808,819)		25,819,910
Total Long-Term Investments — 123.8% (Cost: $102,916,917)		103,892,213
	Shares
Short-Term Securities
Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(g)(h)(i)	11,840,711	11,845,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	100,000	100,000
Total Short-Term Securities — 14.2% (Cost: $11,943,518)		11,945,448
Total Investments Before TBA Sales Commitments — 138.0% (Cost: $114,860,435)		115,837,661
	Par (000)
TBA Sales Commitments(f)
Mortgage-Backed Securities — (1.5)%
Uniform Mortgage-Backed Securities
2.50%, 08/15/54	(575)	(471,055)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/54	(200)	$(184,441)
4.50%, 08/15/54	(50)	(47,425)
5.50%, 08/15/54	(50)	(49,735)
6.50%, 08/15/54	(500)	(515,706)
Total TBA Sales Commitments — (1.5)% (Proceeds: $(1,267,639))		(1,268,362)
Total Investments, Net of TBA Sales Commitments — 136.5% (Cost: $113,592,796)		114,569,299
Liabilities in Excess of Other Assets — (36.5)%		(30,630,161)
Net Assets — 100.0%		$83,939,138

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,006,581	$5,840,684 (a)	$—	$(295)	$(1,522)	$11,845,448	11,840,711	$74,156 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	3,259	—
				$(295)	$(1,522)	$11,945,448		$77,415	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Treasury Note	1	09/19/25	$113	$14
2-Year U.S. Treasury Note	16	09/30/25	3,312	(3,715)
5-Year U.S. Treasury Note	19	09/30/25	2,056	4,400
				699
Short Contracts
10-Year U.S. Treasury Note	(16)	09/19/25	1,777	(10,454)
U.S. Long Bond	(45)	09/19/25	5,137	(93,682)
Ultra U.S. Treasury Bond	(67)	09/19/25	7,852	(98,396)
				(202,532)
				$(201,833)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$78,072,303	$—	$78,072,303
U.S. Government Agency Obligations	—	25,819,910	—	25,819,910
Short-Term Securities
Money Market Funds	11,945,448	—	—	11,945,448
Liabilities
Investments
TBA Sales Commitments	—	(1,268,362)	—	(1,268,362)
	$11,945,448	$102,623,851	$—	$114,569,299
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,414	$—	$—	$4,414

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(206,247)	$—	$—	$(206,247)
	$(201,833)	$—	$—	$(201,833)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced